UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                         811-06281

LIQUID INSTITUTIONAL RESERVES
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

James Capezzuto UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-647-1568

Date of fiscal year end:	4/30/05

Date of reporting period:	6/30/05

Item 1.           Proxy Voting Record.

LIR Money Market Fund

Invests exclusively in non-voting securities

LIR Treasury Securities Fund

Invests exclusively in non-voting securities

LIR Government Securities Fund

Invests exclusively in non-voting securities

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Liquid Institutional Reserves

By (Signature and Title)*	/s/ W. Douglas Beck

President

Date	August 3, 2005

* Print the name and title of each signing officer under his or her signature.